Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Dividend withholding tax	¥ 0
High And New Technology Enterprise
Income Taxes [Line Items]
Extended period for tax losses carried forward to offset future taxable income	10 years	10 years
Cayman Islands
Income Taxes [Line Items]
Withholding taxes	¥ 0
Hong Kong
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	16.50%	16.50%
Singapore
Income Taxes [Line Items]
Withholding taxes	¥ 0
Statutory income tax rate	17.00%	17.00%
Preferential income tax rate	10.00%	10.00%
Preferential income tax rate exemption period	5 years	5 years
Loss income tax preferential period commencing date	Jul. 01, 2023	Jul. 01, 2023
Mainland China
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Percentage of withholding tax	10.00%	10.00%
Period for tax losses carried forward to offset future taxable income	5 years	5 years
Uncertain tax positions, interest and penalties | $		$ 0	$ 0	$ 0
Mainland China | Other Subsidiaries and Consolidated VIEs and VIE's Subsidiaries
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Mainland China | High And New Technology Enterprise
Income Taxes [Line Items]
Preferential income tax rate	15.00%	15.00%
Preferential income tax rate exemption period	3 years	3 years
Mainland China | High And New Technology Enterprise | Beijing QIYI Century, Shanghai Zhong Yuan and Beijing iQIYI
Income Taxes [Line Items]
Preferential income tax rate	15.00%	15.00%
Income tax holiday expiration year	2024 and 2025	2024 and 2025
Mainland China, Hong Kong and Singapore
Income Taxes [Line Items]
Tax losses	¥ 992,905,000				$ 1,407,471,000	¥ 11,252,629,000